CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,250,000,000	1,250,000,000	635,000,000
Common stock, shares issued	18,138,685	14,075,524	10,719,806
Common stock, shares outstanding	18,138,685	14,075,524	10,719,806
MedTech Acquisition Corp
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
MedTech Acquisition Corp | Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	6,249,999	0	0
Common stock, shares outstanding	6,249,999	0	0
MedTech Acquisition Corp | Class A common stock subject to possible redemption
Common stock subject to possible redemption, shares outstanding	1,144,794	1,953,422	25,000,000
Common stock subject to possible redemption, price per share	$ 10.52	$ 10.14	$ 10.00
MedTech Acquisition Corp | Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	1	6,250,000	6,250,000
Common stock, shares outstanding	1	6,250,000	6,250,000